DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Derivative [Line Items]
Gain Of IRST ermination	$ 2,000,000	$ 4,000,000	$ 3,000,000	$ 9,000,000	$ 41,000,000
Cash On Hend Venezuela			$ 17,000,000
Venezuela Blended Exchange Rate	640		380
Venezuela Net Monetary Balance Sheet Items	$ (24,000,000)		$ (24,000,000)
Interest Rate Swap [Member]
Derivative [Line Items]
Hedged Interest Differences Losses	6,000,000		13,000,000
Gain Of Interest Rate Swap	$ 1,000,000		$ 3,000,000
Senior Notes Due 2023 Two[Member]
Derivative [Line Items]
Previously Hedge Debt Rate	2.80%		2.80%
Notional Amount Hedge Debt	$ 500,000,000		$ 500,000,000
Euro Denominated Net Assets [Member]
Derivative [Line Items]
Currency Swap	$ 500,000,000		500,000,000
Gain From Euro Denominated Net Assets Swap [Member]
Derivative [Line Items]
Gain From Currency Swap			$ 4,000,000